Inventories - Summary of Classes of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
Supplies for Production	$ 21,639	$ 26,685
Oil	14,898	16,686
Coal	6,741	9,999
Spare Parts	72,256	53,013
Electrical materials	444,381	391,735
Total	$ 538,276	$ 471,433